Related Party Transactions and Balances - Schedule of Related Parties and the Nature of their Relationships (Details)	6 Months Ended
Jun. 30, 2026
HuaJun Yan [Member]
Schedule of Related Parties and Nature of their Relationships [Line Items]
Relationship	Chief Operating Officer and Director
Purpose/Nature	Working capital advances and accrued compensation
Caifen Yan [Member]
Schedule of Related Parties and Nature of their Relationships [Line Items]
Relationship	Chief Executive Officer, Chairman of the Board and Director
Purpose/Nature	Accrued compensation